WARRANTS AND DERIVATIVE WARRANT LIABILITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
Transactions involving our equity-classified and liability-classified warrants are summarized as follows:

	Number of common shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	8,513,984	$2.47
Granted	776,204	$3.00
Exercised	(1,200,668)	$1.01
Forfeited	-	-
Outstanding at June 30, 2013	8,089,520	$2.74	2.0	$473

Exercisable at June 30, 2013	8,089,520	$2.74	2.0	$473

Transactions involving our equity-classified and liability-classified stock warrants are summarized as follows:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2010	6,311,837	$2.11
Granted	2,403,452	$3.13
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2011	8,715,289	$2.39
Granted	314,366	$2.97
Exercised	(515,671)	$1.52
Forfeited	—	—
Outstanding at December 31, 2012	8,513,984	$2.47	1.9	$2,792

Exercisable at December 31, 2012	8,504,984	$2.47	1.9	$2,792

Schedule of Outstanding Warrants to Purchase Common Stock [Table Text Block]
The following table summarizes outstanding warrants to purchase common stock as of June 30, 2013:

	Number of common shares	Weighted- average exercise price	Expiration
Equity-classified warrants
Issued to consultants	1,178,759	$2.27	January 2013 through June 2017

Issued pursuant to 2009 financings	1,455,516	$3.00	February 2014 through September 2014

Issued pursuant to 2010 financings	1,022,943	$3.38	January 2015 through May 2015

Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016

Issued pursuant to 2012 financings	367,740	$3.00	December 2012 through December 2017

Issued pursuant to 2013 financings	704,830	$3.00	March 2013 through March 2018
	6,666,573
Liability-classified warrants
Issued pursuant to 2008 financings	1,422,947	$1.50	July 2013 through August 2013
	8,089,520

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2012:

	Number of shares	Weighted Average Exercise price	Expiration
Equity–classified warrants
Issued to consultants	2,262,759	$1.64	January 2013 through June 2017
Issued pursuant to 2009 financings	1,455,516	$3.00	February 2014 through September 2014
Issued pursuant to 2010 financings	1,022,943	$3.38	January 2015 through May 2015
Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016
Issued pursuant to 2012 financings	296,366	$3.00	December 2017
	6,974,369
Liability–classified warrants
Issued pursuant to July 2008 financings	1,539,615	$1.50	July 2013 through August 2013
	8,513,984

Schedule Of Share Based Payment Award Warrants Valuation Assumptions [Table Text Block]

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the equity-classified warrants issued for services for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Volatility	60.3%	87.0%
Expected term (years)	4.7	5.0
Risk-free interest rate	0.7%	1.5%
Dividend yield	None	None

Schedule of Share-based Payment Award, Warrants Derivative Liability Valuation Assumptions [Table Text Block]
The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions:

	Fair value as of
	June 30, 2013	December 31, 2012

Calculated aggregate value (in thousands)	$355	$1,176
Exercise price per share of warrant	$1.50	$1.50
Closing price per share of common stock	$1.74	$2.20
Volatility	52.9%	54.0%
Expected term (years)	0.05	0.5
Risk-free interest rate	0.02%	0.11%
Dividend yield	0%	0%

The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions (in thousands):

	Fair value as of December 31,
	2012	2011

Calculated aggregate value	$1,176	$1,734
Exercise price per share of warrant	$1.50	$1.50
Closing price per share of common stock	$2.20	$2.01
Volatility	54.0%	71.0%
Expected term (years)	0.5	1.5
Risk-free interest rate	0.11%	0.12%
Dividend yield	0%	0%